Significant Accounting Policies - Schedule of Maturity Analysis of Operating Lease Payments (Details) $ in Thousands	Sep. 30, 2019 USD ($)
Disclosure of initial application of standards or interpretations [line items]
Total undiscounted cash flows	$ 3,563
Less: imputed interest	439
Present value of lease liabilities	3,124
2019 (Excluding the Nine Months Ended September 30, 2019) [Member]
Disclosure of initial application of standards or interpretations [line items]
Total undiscounted cash flows	236
2020 [Member]
Disclosure of initial application of standards or interpretations [line items]
Total undiscounted cash flows	874
2021 [Member]
Disclosure of initial application of standards or interpretations [line items]
Total undiscounted cash flows	471
After 2022 [Member]
Disclosure of initial application of standards or interpretations [line items]
Total undiscounted cash flows	$ 1,982